Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Common Stock [Member]	Common Stock [Member] Next Charging LLC [Member]	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Next Charging LLC [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Next Charging LLC [Member]	Retained Earnings [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Total	Next Charging LLC [Member]	Revision of Prior Period, Reclassification, Adjustment [Member]
Beginning balance, value at Dec. 31, 2020			$ 1,720	$ 100		$ 6,472,536	$ 390		$ (7,956,000)	$ 59,369				$ (1,481,744)	$ 59,859
Beginning balance, shares at Dec. 31, 2020			17,199,912	100,000
Stock sold for cash (ATM) - net			$ 719			25,248,855								25,249,574
Stock sold for cash (ATM) - net of offering costs, shares			7,187,500
Imputed Interest – Related Party							840								840
Stock based compensation - related party			$ 23			949,619								949,642
Stock based compensation - related party, shares			230,724
Stock based compensation - other			$ 21			871,678								871,699
Stock based compensation - other, shares			211,787
Options granted						74,733								74,733
Debt discount, related parties			$ 1			29,999								30,000
Debt discount, related parties, shares			7,972
Consideration for acquisition			$ 19			749,981								$ 750,000
Consideration for acquisition, shares			193,398											375,000
Issuance of bonus and settlement shares			$ 38			1,499,962								$ 1,500,000
Issuance of bonus and settlement shares, shares			384,437
Stock issued for services			$ 1			248,010								248,011
Stock issued for services, shares			13,286
Notes payable - net			$ 79			2,949,921								2,950,000
Notes payable - net, shares			783,899
Sale of shares			$ 3			114,997								115,000
Sale of shares, shares			30,559
Other comprehensive loss														(5,073)
Net loss									(9,383,397)	(13,634)		(5,073)		(9,383,397)	(13,634)
Ending balance, value at Dec. 31, 2021			$ 2,624	$ 100	$ 328	39,210,291	1,230	$ 39,212,587	(17,339,396)	45,735	$ (17,339,396)	(5,073)	$ (5,073)	21,868,446	47,065	$ 21,868,446
Ending balance, shares at Dec. 31, 2021			26,243,474	100,000	3,280,434
Stock sold for cash (ATM) - net
Stock based compensation - related party								429,331								429,331
Stock based compensation - related party, shares					2,790
Stock based compensation - other								41,354								41,354
Stock based compensation - other, shares					752
Consideration for acquisition					$ 1			49,999								50,000
Consideration for acquisition, shares					5,040
Net loss											(3,266,510)					(3,266,510)
Unrealized loss on debt securities													(47,286)			(47,286)
Ending balance, value at Mar. 31, 2022					$ 329			39,733,271			(20,605,906)		(52,359)			19,075,335
Ending balance, shares at Mar. 31, 2022					3,289,016
Beginning balance, value at Dec. 31, 2021			$ 2,624	$ 100	$ 328	39,210,291	1,230	39,212,587	(17,339,396)	45,735	(17,339,396)	(5,073)	(5,073)	21,868,446	47,065	21,868,446
Beginning balance, shares at Dec. 31, 2021			26,243,474	100,000	3,280,434
Imputed Interest – Related Party							1,296								1,296
Net loss										(8,238)				(11,215,589)	(8,238)
Ending balance, value at Sep. 30, 2022			$ 333	$ 100		40,408,054	2,526		(28,554,985)	37,497		(69,501)		11,783,901	40,123
Ending balance, shares at Sep. 30, 2022			3,320,603	100,000
Beginning balance, value at Dec. 31, 2021			$ 2,624	$ 100	$ 328	39,210,291	1,230	39,212,587	(17,339,396)	45,735	(17,339,396)	(5,073)	(5,073)	21,868,446	47,065	21,868,446
Beginning balance, shares at Dec. 31, 2021			26,243,474	100,000	3,280,434
Imputed Interest – Related Party							1,732								1,732
Stock based compensation - related party			$ 37			1,309,487								$ 1,309,524
Stock based compensation - related party, shares			367,453											71,558
Stock based compensation - other			$ 4			102,755								$ 102,759
Stock based compensation - other, shares			34,142
Consideration for acquisition			$ 4			49,996								50,000
Consideration for acquisition, shares			40,323
Stock issued for services			$ 102,759
Stock issued for services, shares			4,268
Other comprehensive loss												(39,517)		(39,517)
Net loss									(17,505,765)	(13,715)				(17,505,765)	(13,715)
Ending balance, value at Dec. 31, 2022			$ 2,669	$ 100	$ 334	40,672,529	2,962	40,674,864	(34,845,161)	32,020	(34,845,161)	(44,590)	(44,590)	5,785,447	35,082	5,785,447
Ending balance, shares at Dec. 31, 2022			26,685,392	100,000	3,335,674
Beginning balance, value at Mar. 31, 2022					$ 329			39,733,271			(20,605,906)		(52,359)			19,075,335
Beginning balance, shares at Mar. 31, 2022					3,289,016
Notes payable - net					$ 2			402,059								402,061
Notes payable - net, shares			20,958
Net loss											(3,872,670)					(3,872,670)
Unrealized loss on debt securities													(17,208)			(17,208)
Ending balance, value at Jun. 30, 2022			$ 331			40,135,330			(24,478,576)			(69,567)		15,587,518
Ending balance, shares at Jun. 30, 2022			3,309,974
Stock based compensation - other			$ 2			272,724								272,726
Stock based compensation - other, shares			10,629
Net loss									(4,076,409)					(4,076,409)
Unrealized loss on debt securities												66		66
Ending balance, value at Sep. 30, 2022			$ 333	$ 100		40,408,054	2,526		(28,554,985)	37,497		(69,501)		11,783,901	40,123
Ending balance, shares at Sep. 30, 2022			3,320,603	100,000
Beginning balance, value at Dec. 31, 2022			$ 2,669	$ 100	$ 334	40,672,529	2,962	40,674,864	(34,845,161)	32,020	(34,845,161)	(44,590)	(44,590)	5,785,447	35,082	5,785,447
Beginning balance, shares at Dec. 31, 2022			26,685,392	100,000	3,335,674
Stock sold for cash (ATM) - net					$ 1			25,307								25,308
Stock sold for cash (ATM) - net of offering costs, shares					8,393
Stock based compensation - related party								116,250								116,250
Stock based compensation - related party, shares					6,510
Stock based compensation - other								75,811								75,811
Net loss											(2,348,771)					(2,348,771)
Cash paid for direct offering costs								(25,308)								(25,308)
Unrealized loss on debt securities													31,062			31,062
Ending balance, value at Mar. 31, 2023					$ 335			40,866,924			(37,193,932)		(13,528)			3,659,799
Ending balance, shares at Mar. 31, 2023					3,350,577
Beginning balance, value at Dec. 31, 2022			$ 2,669	$ 100	$ 334	40,672,529	2,962	40,674,864	(34,845,161)	32,020	(34,845,161)	(44,590)	(44,590)	5,785,447	35,082	5,785,447
Beginning balance, shares at Dec. 31, 2022			26,685,392	100,000	3,335,674
Stock sold for cash (ATM) - net			$ 25,803
Stock sold for cash (ATM) - net of offering costs, shares			8,393
Imputed Interest – Related Party							23,333								23,333
Stock issued for services			$ 119,750
Stock issued for services, shares			25,000
Net loss										(366,008)				(7,044,320)	(366,008)
Ending balance, value at Sep. 30, 2023			$ 396	$ 100		42,026,591	26,295		(41,889,481)	(333,988)				137,506	(307,593)
Ending balance, shares at Sep. 30, 2023			3,962,461	100,000
Beginning balance, value at Mar. 31, 2023					$ 335			40,866,924			(37,193,932)		(13,528)			3,659,799
Beginning balance, shares at Mar. 31, 2023					3,350,577
Stock based compensation - related party					$ 18			334,160								334,178
Stock based compensation - related party, shares			185,113
Stock based compensation - other								4,671								4,671
Net loss											(2,468,811)					(2,468,811)
Unrealized loss on debt securities													13,528			13,528
Stock issued as debt issue costs - related party					10			255,990								256,000
Stock issued as debt issue costs - related party, shares			100,000
Stock issued as debt issue costs (contingent shares) - related party					$ 15			$ (15)
Stock issued as debt issue costs (contingent shares) - related party, shares			150,000
Ending balance, value at Jun. 30, 2023			$ 378			41,461,730			(39,662,743)					1,799,365
Ending balance, shares at Jun. 30, 2023			3,785,690
Stock based compensation - related party						38,269								38,269
Stock based compensation - related party, shares
Stock based compensation - other						360								360
Stock based compensation - other, shares			1,771
Stock issued for services			$ 3			119,747								119,750
Stock issued for services, shares			25,000
Net loss									(2,226,738)					(2,226,738)
Stock issued as debt issue costs - related party			$ 15			406,485								406,500
Stock issued as debt issue costs - related party, shares			150,000
Ending balance, value at Sep. 30, 2023			$ 396	$ 100		$ 42,026,591	$ 26,295		$ (41,889,481)	$ (333,988)				$ 137,506	$ (307,593)
Ending balance, shares at Sep. 30, 2023			3,962,461	100,000